Supplement dated December 21, 2022
to the following initial summary prospectus(es):
Monument Advisor dated May 1, 2022
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
Effective February 1, 2023, the following Investment Portfolios are added as investment options under the contract.
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares
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Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares
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Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares
Accordingly, Appendix: More Information About the Investment Portfolios is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-account Fee[1]	Current Expenses + Low Cost Sub-account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
ISP-0687

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-account Fee[1]	Current Expenses + Low Cost Sub-account Fee	Average Annual Total Returns (as of 12/31/ 2021)
					1 year	5 year	10 year
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*
Alternative	Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.95%*

*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
ISP-0687